Operating Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 253,961	$ 224,573	$ 251,980	$ 244,609	$ 229,559	$ 198,889	$ 209,394	$ 214,956	$ 975,123	$ 852,798	$ 725,168
Long-lived assets	527,979				271,494				527,979	271,494
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									850,946	795,825	695,956
Long-lived assets	317,887				240,661				317,887	240,661
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									103,273	49,601	27,703
Long-lived assets	155,488				22,945				155,488	22,945
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									10,712	7,372	1,509
Long-lived assets	10,199				7,888				10,199	7,888
U.K. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									10,192	0	0
Long-lived assets	44,363				0				44,363	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 42				$ 0				$ 42	$ 0